Receivables from Financial Services (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Summary of Receivables from Financial Services
Receivables from financial services as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Consumer finance receivables:
Retail	¥5,054,428	¥5,363,260
Finance lease	145,932	174,256
Dealer finance receivables:
Wholesale	284,506	421,166

Subtotal	¥5,484,866	¥5,958,682

Allowance for credit losses	¥(39,063)	¥(48,652)
Unearned interest income and fees	(11,307)	(15,278)

Total	¥5,434,496	¥5,894,752

Current assets	¥1,694,113	¥1,899,493
Non-current assets	3,740,383	3,995,259

Total	¥5,434,496	¥5,894,752

Lease payments receivable under the finance leases by maturity
Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥25,066	¥32,525
Between 1 and 2 years	25,569	33,924
Between 2 and 3 years	13,192	20,381
Between 3 and 4 years	9,335	13,497
Between 4 and 5 years	2,153	4,020
Later than 5 years	1,827	5,008

Undiscounted lease payments receivable	¥77,142	¥109,355

Unearned finance income	¥(4,603)	¥(8,417)

Unguaranteed residual value	¥62,086	¥58,040

Net investment in the lease	¥134,625	¥158,978

Receivables from financial services [Member]
Statement [LineItems]
Changes in Allowance for Doubtful Accounts
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2021, 2022 and 2023 are as follows:
For the years ended March 31, 2021, 2022 and 2023

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2020	¥26,655	¥26,632	¥6,954	¥60,241

Remeasurement	¥(3,286)	¥(20,319)	¥18,827	¥(4,778)
Write-offs		—	(20,733)	(20,733)
Exchange differences on translating foreign operations	111	(390)	(165)	(444)

Balance as of March 31, 2021	¥23,480	¥5,923	¥4,883	¥34,286

Remeasurement	¥(2,513)	¥(925)	¥13,701	¥10,263
Write-offs	—	—	(12,256)	(12,256)
Exchange differences on translating foreign operations	2,822	516	1,136	4,474

Balance as of March 31, 2022	¥23,789	¥5,514	¥7,464	¥36,767

Remeasurement	¥868	¥5,288	¥20,673	¥26,829
Write-offs	—	—	(19,942)	(19,942)
Exchange differences on translating foreign operations	1,810	270	349	2,429

Balance as of March 31, 2023	¥26,467	¥11,072	¥8,544	¥46,083

Finance lease:
Balance as of April 1, 2020	¥481	¥96	¥113	¥690

Remeasurement	¥(65)	¥71	¥136	¥142
Write-offs	—	—	(107)	(107)
Exchange differences on translating foreign operations	54	17	17	88

Balance as of March 31, 2021	¥470	¥184	¥159	¥813

Remeasurement	¥(339)	¥(98)	¥182	¥(255)
Write-offs	—	—	(97)	(97)
Exchange differences on translating foreign operations	8	6	12	26

Balance as of March 31, 2022	¥139	¥92	¥256	¥487

Remeasurement	¥49	¥(28)	¥(24)	¥(3)
Write-offs	—	—	(35)	(35)
Exchange differences on translating foreign operations	4	5	7	16

Balance as of March 31, 2023	¥192	¥69	¥204	¥465

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2020	¥1,437	¥318	¥782	¥2,537

Remeasurement	¥160	¥(270)	¥(292)	¥(402)
Write-offs	—	—	18	18
Exchange differences on translating foreign operations	144	14	(44)	114

Balance as of March 31, 2021	¥1,741	¥62	¥464	¥2,267

Remeasurement	¥(649)	¥(46)	¥(31)	¥(726)
Write-offs	—	—	30	30
Exchange differences on translating foreign operations	84	1	153	238

Balance as of March 31, 2022	¥1,176	¥17	¥616	¥1,809

Remeasurement	¥(263)	¥(8)	¥463	¥192
Write-offs	—	—	33	33
Exchange differences on translating foreign operations	63	1	6	70

Balance as of March 31, 2023	¥976	¥10	¥1,118	¥2,104

Total:
Balance as of April 1, 2020	¥28,573	¥27,046	¥7,849	¥63,468

Remeasurement	¥(3,191)	¥(20,518)	¥18,671	¥(5,038)
Write-offs	—	—	(20,822)	(20,822)
Exchange differences on translating foreign operations	309	(359)	(192)	(242)

Balance as of March 31, 2021	¥25,691	¥6,169	¥5,506	¥37,366

Remeasurement	¥(3,501)	¥(1,069)	¥13,852	¥9,282
Write-offs	—	—	(12,323)	(12,323)
Exchange differences on translating foreign operations	2,914	523	1,301	4,738

Balance as of March 31, 2022	¥25,104	¥5,623	¥8,336	¥39,063

Remeasurement	¥654	¥5,252	¥21,112	¥27,018
Write-offs	—	—	(19,944)	(19,944)
Exchange differences on translating foreign operations	1,877	276	362	2,515

Balance as of March 31, 2023	¥27,635	¥11,151	¥9,866	¥48,652